INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	At December 31, 2020 and 2019, the components of these temporary differences and the deferred tax asset were as follows:
	As of December 31,
	2020	2019
Deferred Tax Asset
Accrued Expenses	$22,000	$14,000
Inventory Allowance	137,000	134,000
Other	10,000	11,000
Operating Lease Liability	1,183,000	—
Stock Based Compensation-Stock Options and Restricted Stock	—	951,000
Tax effect of NOL carryforward	72,307,000	68,886,000
Depreciation	355,000	3,736,000
Warranty reserve	3,000	6,000
Gross Deferred Tax Asset	74,017,000	73,738,000
Valuation Allowance	(72,555,000)	(73,552,000)
Net Deferred Tax Asset	$1,462,000	$186,000
Operating lease right-of-use asset, net	(1,287,000)	—
Amortization	(175,000)	(186,000)
Net Deferred Tax Liability	$(1,462,000)	$(186,000)
Total	—	—

Schedule of Effective Income Tax Rate Reconciliation

The Company's effective tax rate for the years ended December 31, 2020 and 2019 differs from the statutory rate due to the following (expressed as a percentage of pre-tax income):

	2020	2019
Federal statutory rate	21.0%	21.0%
State statutory rate	6.9%	4.1%
Change in rate	—%	(11.0)%
Permanent tax differences	3.7%	(0.3)%
Derivative/Warrant Revaluation	(30.9)%	26.7%
Debt Discount	1.6%	(0.7)%
Loss on Extinguishment of Liabilities	—%	—%
Deferred true-ups	48.9%	(7.3)%
Other	—%	—%
Change in valuation allowance	(51.2)%	(32.5)%
	—%	—%